Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of credit risks
Schedule of revenue and receivables concentration

Revenue concentration	12 months ended December 31,
(% of total net sales)	2025	2024	2023
Semiconductors operating segment
Multinational electronics contract manufacturing company	2%	4%	15%
International digital identity & security provider	0%	0%	12%
International telecommunication company	11%	33%	5%
International application specific solution provider	13%	4%	2%

Receivables concentration
(% of total accounts receivable and maximum amount of loss due to credit risk)	As at December 31, 2025		As at December 31, 2024
Semiconductors operating segment	%	US’000%		US’000
International telecommunication company	25%	1,196	42%	1,804